Share capital - Schedule of changes in warrants outstanding and weighted average exercise price (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Changes In Warrants Outstanding And Weighted Average Exercise Price Abstract
Number of warrants, Outstanding	210,370	158,831
Weighted average exercise price, Outstanding	$ 250.33	$ 328.25
Number of warrants, Issued	346,806
Weighted average exercise price, Issued	$ 6.18
Number of warrants, Expired	(55,942)	(20,769)
Weighted average exercise price, Expired	$ 7.06	$ 232.05
Number of warrants, Exercised	(8,500)
Weighted average exercise price, Exercised	$ 7
Number of warrants, Outstanding	492,734	138,062
Weighted average exercise price, Outstanding	$ 58.96	$ 382.85